                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 1998

Check here if Amendment [ X ]; Amendment Number: 1

This Amendment (Check only one.):                  [ X ] is a restatement.
                                                   [   ] adds new holdings
                                                         entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Grafenauweg 4
         Zug, Switzerland CH-6301

Form 13F File Number:               28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Bugmann
Title:    SIGNING AUTHORITY
Phone:    (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ DANIEL BUGMANN                                Zug, Switzerland  18  May 1999
--------------------                                               ----

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[XX] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Name

        Biotech Focus S.A.

        Biotech Invest S.A.



                                      -2-
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:$580,698
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.                  Name

        1                    Biotech Focus S.A.

        2                    Biotech Invest S.A.

                                 BB BIOTECH AG

30-SEP-98                  FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------
                                                                           COLUMN 5:
                                                                ------------------------------
                                                COLUMN 4:
  COLUMN 1:        COLUMN 2:       COLUMN 3:      VALUE
NAME OF ISSUER   TITLE OF CLASS      CUSIP      (X$1,000)        SHRS OR     SH/       PUT/
                                                                 PRN AMT     PRN       CALL

----------------------------------------------------------------------------------------------
Alexion
Pharmaceuticals
Inc.             Common Stock   01535110      $    16,873       1,824,113        SH
----------------------------------------------------------------------------------------------
Ariad
Pharmaceuticals
Inc.             Common Stock   04033A10      $     6,251       2,273,000        SH
----------------------------------------------------------------------------------------------
Aurora
Biosciences,
Inc.             Common Stock   05192010      $     8,529       1,421,500        SH
----------------------------------------------------------------------------------------------
Aviron           Common Stock   05376210      $    40,992       2,655,286        SH
----------------------------------------------------------------------------------------------
Biochem
Pharma,
Inc.             Common Stock   09058T10      $   126,558       6,887,500        SH
----------------------------------------------------------------------------------------------
Clinichem
Development,
Inc.             Common Stock   18690610      $       807         172,178        SH
----------------------------------------------------------------------------------------------
CV
Therapeutics,
Inc.             Common Stock   12666710      $    11,325       1,969,647        SH
----------------------------------------------------------------------------------------------
La Jolla
Pharmaceutical
Company          Common Stock   50345910      $     8,685       3,021,000        SH
----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                                               COLUMN 8:
                 COLUMN 6:         COLUMN 7:                VOTING AUTHORITY
                 INVESTMENT     OTHER MANAGERS    ----------------------------------------
  COLUMN 1:      DISCTRETION
NAME OF ISSUER                                      SOLE             SHARED         NONE


-------------------------------------------------------------------------------------------
Alexion
Pharmaceuticals
Inc.                 DEFINED                        1,824,113         NONE          NONE
-------------------------------------------------------------------------------------------
Ariad
Pharmaceuticals
Inc.                 DEFINED                        2,273,000         NONE          NONE
-------------------------------------------------------------------------------------------
Aurora
Biosciences,
Inc.                 DEFINED                        1,421,500         NONE          NONE
-------------------------------------------------------------------------------------------
Aviron               DEFINED        2               2,655,286         NONE          NONE
-------------------------------------------------------------------------------------------
Biochem
Pharma,
Inc.                 DEFINED        1               6,887,500         NONE          NONE
-------------------------------------------------------------------------------------------
Clinichem
Development,
Inc.                 DEFINED                          172,178         NONE          NONE
-------------------------------------------------------------------------------------------
CV
Therapeutics,
Inc.                 DEFINED                        1,969,647         NONE          NONE
-------------------------------------------------------------------------------------------
La Jolla
Pharmaceutical
Company              DEFINED                        3,021,000         NONE          NONE
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
MedImmune,
Inc.             Common Stock   58469910      $   252,072       3,893,000        SH
-----------------------------------------------------------------------------------------------
Sugen, Inc.      Common Stock   86504110      $     6,942         534,000        SH
-----------------------------------------------------------------------------------------------
Synsorb
Biotech, Inc.    Common Stock   87160V10      $     5,438       2,115,810        SH
-----------------------------------------------------------------------------------------------
Transkaryotic
Therapies, Inc.  Common Stock   89373510      $    67,476       2,811,500        SH
-----------------------------------------------------------------------------------------------
Vertex
Pharmaceuticals,
Inc.             Common Stock   92532F10      $    28,750       1,250,000        SH
-----------------------------------------------------------------------------------------------
COLUMN
 TOTALS                                         $580,698
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
MedImmune,
Inc.               DEFINED        1               3,893,000         NONE          NONE
-----------------------------------------------------------------------------------------
Sugen, Inc.        DEFINED                          534,000         NONE          NONE
-----------------------------------------------------------------------------------------
Synsorb
Biotech, Inc.      DEFINED                        2,115,810         NONE          NONE
-----------------------------------------------------------------------------------------
Transkaryotic
Therapies, Inc.    DEFINED        2               2,811,500         NONE          NONE
-----------------------------------------------------------------------------------------
Vertex
Pharmaceuticals,
Inc.               DEFINED        2               1,250,000         NONE          NONE
-----------------------------------------------------------------------------------------
COLUMN
 TOTALS
-----------------------------------------------------------------------------------------